Deposits	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Deposits
20.	Deposits

Deposits as of December 31, 2019 and 2020 are as follows:

	2019		2020
Demand deposits:
Korean won	~~W~~	103,048,895	132,444,929
Foreign currencies		13,233,812	16,280,268

		116,282,707	148,725,197

Time deposits:
Korean won		139,824,896	137,719,464
Foreign currencies		18,602,551	20,114,427

		158,427,447	157,833,891

Certificates of deposits		9,707,791	5,946,704
Discount note deposits		4,579,587	6,226,937
CMA		3,987,372	4,006,319
Others		1,889,352	3,677,820

	~~W~~	294,874,256	326,416,868